Other expenses - Summary of Other Expense (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure Of Detailed Information About Other Expenses [Abstract]
Legal and professional fees	₨ 1,740	$ 23	₨ 853	₨ 737
Corporate social responsibility	106	1	82	73
Travelling and conveyance	233	3	148	163
Lease rent relating to short term leases	10	0	22	24
Director's commission	35	0	15	9
Printing and stationery	3	0	3	2
Rates and taxes	385	5	235	191
Insurance	1,027	14	527	201
Operation and maintenance	4,929	65	3,935	3,488
Repair and maintenance	110	1	104	65
Loss on sale/damage of property plant and equipment	1	0	205	104
Bidding expenses	40	1	12	26
Advertising and sales promotion	48	1	30	22
Impairment of capital work in progress	129	2	39
Security charges	274	4	241	195
Communication costs	68	1	36	31
Impairment loss on assets of disposal group held for sale (refer note 39)			408
Impairment of inventory	75	1
Impairment allowances for financial assets	411	5	416	82
Miscellaneous expenses	301	4	271	252
Total	₨ 9,925	$ 131	₨ 7,582	₨ 5,665